Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 6 – Leases

The Group has lease agreements with respect to offices.

A.	Information regarding material lease agreements

The Company entered into an agreement for the lease of offices in Rehovot as from September 15, 2020 for a period of 5 years and 3.5 months. Accordingly, the Company initially recognized in the statement of financial position a right-to-use asset in the amount of USD 817 thousand concurrently with the recognition of a lease liability in the same amount. The agreement has an option to extend the lease, for additional 5 years. This additional period is not included in the lease payments used-in the calculation of the liability as the Company does not expect it is reasonably certain it will exercise the option. The Company has an option to extend the lease agreements for an additional 5 years at the terms as those of the existing agreement with addition of 5% to the current terms and CPI linked.

B.	Right-to-use assets

Carrying amounts of right-to-use assets and change during the period:

Office lease
USD thousands
Balance as of January 1, 2024	316
Depreciation on right-to-use assets	(152)
Balance as of December 31, 2024	164

Balance as of January 1, 2023	467
Depreciation on right-to-use assets	(151)
Balance as of December 31, 2023	316
C.	Lease liability

Maturity analysis of the Company’s lease liabilities

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Less than one year	183	188
One to two years	-	188

Total	183	376

Current maturities of lease liability	183	188

Long-term lease liability	-	163

D.	Additional information on leases

Amounts recognized in profit or loss

	2024	2023
	USD thousands	USD thousands
Interest expenses on lease liability	23	37